                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:      June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:          AEW Capital Management, L.P.
                 -------------------------------
   Address:       Two Seaport Lane
                 -------------------------------
                  Boston, MA 02210-2021
                 -------------------------------

Form 13F File Number: 28-06538
                     ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James J. Finnegan
         -------------------------------
Title: Vice President of AEW Capital Management, Inc., General Partner of AEW Capital Management, L.P.
         ---------------------------------------------------------------------
Phone:    (617) 261-9324
         -------------------------------

Signature, Place, and Date of Signing:

                                    Boston, Massachusetts     August 10, 2005
   ----------------------------    -----------------------   -----------------
           [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

           28-1190              Frank Russell Company
       ---------------         -----------------------

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               4
                                        -------------------

Form 13F Information Table Entry Total:          81
                                        -------------------

Form 13F Information Table Value Total:    5,191,984,000
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.      Form 13F File Number    Name

    1             28-06536           AEW Capital Management, Inc.
  ------      -----------------     ------------------------------------------
    2             28-10256           AEW Management and Advisors, L.P.
  ------      -----------------     ------------------------------------------
    3             28-10257           AEW Investment Group, Inc.
  ------      -----------------     ------------------------------------------
    4             28-06808           IXIS Asset Management North America, L.P.
  ------      -----------------     ------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                VALUE        SH of       INVESTMENT       OTHER       ------------------------
    NAME OF ISSUER            CLASS      CUSIP     (X$1000)     PRN AMT       DISCRETION      MANAGERS      SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB Property Corp              REIT    00163T109    106,556     2,453,500   Shared-Defined   01 02 03 04    01 02   2,453,500
------------------------------------------------------------------------------------------------------------------------------------
Apartment Invt & Mgmt          REIT    03748r101     51,948     1,269,500   Shared-Defined   01 02 03 04    01 02   1,269,500
------------------------------------------------------------------------------------------------------------------------------------
Archstone-Smith Trust          REIT    039583109    217,705     5,637,102   Shared-Defined   01 02 03 04    01 02   5,637,102
------------------------------------------------------------------------------------------------------------------------------------
Arden Realty                   REIT    039793104     12,125       337,000   Shared-Defined   01 02 03 04    01 02     337,000
------------------------------------------------------------------------------------------------------------------------------------
Avalon Bay Communities         REIT    053484101    249,842     3,092,100   Shared-Defined   01 02 03 04    01 02   3,092,100
------------------------------------------------------------------------------------------------------------------------------------
Biomed Realty Trust Inc.       REIT    09063H107     35,796     1,500,900   Shared-Defined   01 02 03 04    01 02   1,500,900
------------------------------------------------------------------------------------------------------------------------------------
Boston Properties Inc.         REIT    101121101    326,634     4,666,200   Shared-Defined   01 02 03 04    01 02   4,666,200
------------------------------------------------------------------------------------------------------------------------------------
Brandywine Realty Trust        REIT    105368203     54,548     1,779,700   Shared-Defined   01 02 03 04    01 02   1,779,700
------------------------------------------------------------------------------------------------------------------------------------
Brookfield Properties          REIT    112900105     90,026     3,125,900   Shared-Defined   01 02 03 04    01 02   3,125,900
------------------------------------------------------------------------------------------------------------------------------------
Camden Property Trust          REIT    133131102    151,640     2,821,200   Shared-Defined   01 02 03 04    01 02   2,821,200
------------------------------------------------------------------------------------------------------------------------------------
Capital Automotive REIT        REIT    139733109     18,557       486,300   Shared-Defined   01 02 03 04    01 02     486,300
------------------------------------------------------------------------------------------------------------------------------------
CarrAmerica Realty             REIT    144418100     29,697       820,800   Shared-Defined   01 02 03 04    01 02     820,800
------------------------------------------------------------------------------------------------------------------------------------
Catellus Development Corp.     REIT    149113102    237,072     7,227,800   Shared-Defined   01 02 03 04    01 02   7,227,800
------------------------------------------------------------------------------------------------------------------------------------
Cedar Shopping Centers         REIT    150602209      6,711       455,000   Shared-Defined   01 02 03 04    01 02     455,000
------------------------------------------------------------------------------------------------------------------------------------
Columbia Equity Trust Inc.     REIT    197627102      3,131       204,000   Shared-Defined   01 02 03 04    01 02     204,000
------------------------------------------------------------------------------------------------------------------------------------
Commercial Net Lease           REIT    202218103      5,566       271,900   Shared-Defined   01 02 03 04    01 02     271,900
------------------------------------------------------------------------------------------------------------------------------------
Corporate Office Properties    REIT    22002t108     22,435       761,800   Shared-Defined   01 02 03 04    01 02     761,800
------------------------------------------------------------------------------------------------------------------------------------
Correctional Prop Trust        REIT    22025e104        580        20,500   Shared-Defined   01 02 03 04    01 02      20,500
------------------------------------------------------------------------------------------------------------------------------------
Developers Diversified         REIT    251591103    128,293     2,791,400   Shared-Defined   01 02 03 04    01 02   2,791,400
------------------------------------------------------------------------------------------------------------------------------------
Duke Realty Corp.              REIT    264411505     39,072     1,234,100   Shared-Defined   01 02 03 04    01 02   1,234,100
------------------------------------------------------------------------------------------------------------------------------------
Eagle Hospitality Properties   REIT    26959T102      1,103       121,100   Shared-Defined   01 02 03 04    01 02     121,100
------------------------------------------------------------------------------------------------------------------------------------
Eastgroup Properties           REIT    277276101      8,843       210,000   Shared-Defined   01 02 03 04    01 02     210,000
------------------------------------------------------------------------------------------------------------------------------------
Education Realty Trust Inc     REIT    28140H104        564        30,800   Shared-Defined   01 02 03 04    01 02      30,800
------------------------------------------------------------------------------------------------------------------------------------
Entertainment Pptys Tr         REIT    29380T105      6,854       149,000   Shared-Defined   01 02 03 04    01 02     149,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties    REIT    29472R108      1,165        29,300   Shared-Defined   01 02 03 04    01 02      29,300
------------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties       REIT    294741103     63,410     1,915,700   Shared-Defined   01 02 03 04    01 02   1,915,700
------------------------------------------------------------------------------------------------------------------------------------
Equity One Inc.                REIT    294752100      3,065       135,000   Shared-Defined   01 02 03 04    01 02     135,000
------------------------------------------------------------------------------------------------------------------------------------
Equity Residential             REIT    29476L107    218,659     5,938,600   Shared-Defined   01 02 03 04    01 02   5,938,600
------------------------------------------------------------------------------------------------------------------------------------
Federal Realty Invs Trust      REIT    313747206    136,255     2,309,400   Shared-Defined   01 02 03 04    01 02   2,309,400
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                VALUE        SH of       INVESTMENT       OTHER       ------------------------
    NAME OF ISSUER            CLASS      CUSIP     (X$1000)     PRN AMT       DISCRETION      MANAGERS      SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
First Potomac Realty Trust     REIT    33610F109     17,474       704,600   Shared-Defined   01 02 03 04    01 02     704,600
------------------------------------------------------------------------------------------------------------------------------------
Gables Residential Trust       REIT    362418105     10,375       240,000   Shared-Defined   01 02 03 04    01 02     240,000
------------------------------------------------------------------------------------------------------------------------------------
General Growth Prop            REIT    370021107    159,121     3,872,500   Shared-Defined   01 02 03 04    01 02   3,872,500
------------------------------------------------------------------------------------------------------------------------------------
Glenborough Realty Trust       REIT    37803p105      3,068       149,000   Shared-Defined   01 02 03 04    01 02     149,000
------------------------------------------------------------------------------------------------------------------------------------
Glimcher Realty Trust          REIT    379302102      7,160       258,000   Shared-Defined   01 02 03 04    01 02     258,000
------------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust          REIT    40426W101     14,419     1,160,000   Shared-Defined   01 02 03 04    01 02   1,160,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Pptys Invest Inc.  REIT    421915109      6,598       244,000   Shared-Defined   01 02 03 04    01 02     244,000
------------------------------------------------------------------------------------------------------------------------------------
Health Care Reit Inc.          REIT    42217k106        170         4,500   Shared-Defined   01 02 03 04    01 02       4,500
------------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust Inc.   REIT    421946104     60,934     1,578,200   Shared-Defined   01 02 03 04    01 02   1,578,200
------------------------------------------------------------------------------------------------------------------------------------
Heritage Property Investment   REIT    42725M107     12,117       346,000   Shared-Defined   01 02 03 04    01 02     346,000
------------------------------------------------------------------------------------------------------------------------------------
Highwoods Properties           REIT    431284108     78,373     2,633,500   Shared-Defined   01 02 03 04    01 02   2,633,500
------------------------------------------------------------------------------------------------------------------------------------
Hilton Hotels Corp.            REIT    432848109    100,320     4,206,300   Shared-Defined   01 02 03 04    01 02   4,206,300
------------------------------------------------------------------------------------------------------------------------------------
Hospitality Properties         REIT    44106m102     36,957       838,600   Shared-Defined   01 02 03 04    01 02     838,600
------------------------------------------------------------------------------------------------------------------------------------
Host Marriott Corp.            REIT    44107P104    196,180    11,210,300   Shared-Defined   01 02 03 04    01 02  11,210,300
------------------------------------------------------------------------------------------------------------------------------------
ISTAR Financial Inc            REIT    45031U101     52,067     1,251,900   Shared-Defined   01 02 03 04    01 02   1,251,900
------------------------------------------------------------------------------------------------------------------------------------
Inland Real Estate Corp.       REIT    457461200      2,386       148,400   Shared-Defined   01 02 03 04    01 02     148,400
------------------------------------------------------------------------------------------------------------------------------------
Kilroy Realty Corp.            REIT    49427f108     63,347     1,333,900   Shared-Defined   01 02 03 04    01 02   1,333,900
------------------------------------------------------------------------------------------------------------------------------------
Kimco Realty Corp.             REIT    49446r109     73,154     1,241,800   Shared-Defined   01 02 03 04    01 02   1,241,800
------------------------------------------------------------------------------------------------------------------------------------
Kite Realty Group              REIT    49803T102     15,225     1,015,000   Shared-Defined   01 02 03 04    01 02   1,015,000
------------------------------------------------------------------------------------------------------------------------------------
Lexington Corporate Pptys      REIT    529043101      6,321       260,000   Shared-Defined   01 02 03 04    01 02     260,000
------------------------------------------------------------------------------------------------------------------------------------
Liberty Property Trust         REIT    531172104    268,208     6,053,000   Shared-Defined   01 02 03 04    01 02   6,053,000
------------------------------------------------------------------------------------------------------------------------------------
Macerich Company (the)         REIT    554382101     68,270     1,018,200   Shared-Defined   01 02 03 04    01 02   1,018,200
------------------------------------------------------------------------------------------------------------------------------------
Mack Cali Realty Corp          REIT    554489104     10,374       229,000   Shared-Defined   01 02 03 04    01 02     229,000
------------------------------------------------------------------------------------------------------------------------------------
Maguire Properties Inc         REIT    559775101        850        30,000   Shared-Defined   01 02 03 04    01 02      30,000
------------------------------------------------------------------------------------------------------------------------------------
Mid-America Apartment          REIT    59522j103      6,359       140,000   Shared-Defined   01 02 03 04    01 02     140,000
------------------------------------------------------------------------------------------------------------------------------------
Municipal Mortgage and Equity  REIT    62624B101      3,899       150,000   Shared-Defined   01 02 03 04    01 02     150,000
------------------------------------------------------------------------------------------------------------------------------------
New Plan Excel Realty          REIT    648053106      2,364        87,000   Shared-Defined   01 02 03 04    01 02      87,000
------------------------------------------------------------------------------------------------------------------------------------
Omega Healthcare Investors     REIT    681936100     23,758     1,847,400   Shared-Defined   01 02 03 04    01 02   1,847,400
------------------------------------------------------------------------------------------------------------------------------------
PS Business Parks Inc          REIT    69360j107     37,476       843,100   Shared-Defined   01 02 03 04    01 02     843,100
------------------------------------------------------------------------------------------------------------------------------------
Pan Pacific Retail             REIT    69806L104     61,601       928,000   Shared-Defined   01 02 03 04    01 02     928,000
------------------------------------------------------------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE
            Name of Reporting Manager: AEW Capital Management, L.P.


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                             TITLE OF                VALUE        SH of       INVESTMENT       OTHER       ------------------------
    NAME OF ISSUER            CLASS      CUSIP     (X$1000)     PRN AMT       DISCRETION      MANAGERS      SOLE      SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Plum Creek Timber Co.          REIT    729251108     15,950       439,400   Shared-Defined   01 02 03 04    01 02     439,400
------------------------------------------------------------------------------------------------------------------------------------
Prentiss Properties            REIT    740706106    124,352     3,412,500   Shared-Defined   01 02 03 04    01 02   3,412,500
------------------------------------------------------------------------------------------------------------------------------------
Primaris Retail REIT           REIT    74157U109      4,620       400,000   Shared-Defined   01 02 03 04    01 02     400,000
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust                 REIT    743410102    134,064     3,331,600   Shared-Defined   01 02 03 04    01 02   3,331,600
------------------------------------------------------------------------------------------------------------------------------------
Public Storage Inc.            REIT    74460d109    131,275     2,075,500   Shared-Defined   01 02 03 04    01 02   2,075,500
------------------------------------------------------------------------------------------------------------------------------------
Ramco Gershenson Properties    REIT    751452202      5,095       174,000   Shared-Defined   01 02 03 04    01 02     174,000
------------------------------------------------------------------------------------------------------------------------------------
Realty Income Corp             REIT    756109104     15,139       604,600   Shared-Defined   01 02 03 04    01 02     604,600
------------------------------------------------------------------------------------------------------------------------------------
Regency Centers Corp.          REIT    758849103    165,371     2,891,100   Shared-Defined   01 02 03 04    01 02   2,891,100
------------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trus REIT    81721M109     13,279       702,200   Shared-Defined   01 02 03 04    01 02     702,200
------------------------------------------------------------------------------------------------------------------------------------
Shurgard Storage Ctrs          REIT    82567d104     57,974     1,261,400   Shared-Defined   01 02 03 04    01 02   1,261,400
------------------------------------------------------------------------------------------------------------------------------------
Simon Property Group           REIT    828806109    396,448     5,469,000   Shared-Defined   01 02 03 04    01 02   5,469,000
------------------------------------------------------------------------------------------------------------------------------------
Spirit Finance Corp.           REIT    848568309     12,776     1,087,300   Shared-Defined   01 02 03 04    01 02   1,087,300
------------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts      REIT    85590A203     62,354     1,064,600   Shared-Defined   01 02 03 04    01 02   1,064,600
------------------------------------------------------------------------------------------------------------------------------------
Strategic Hotel Capital        REIT    86272T106     16,159       897,700   Shared-Defined   01 02 03 04    01 02     897,700
------------------------------------------------------------------------------------------------------------------------------------
Sun Communities Inc.           REIT    866674104      9,826       264,200   Shared-Defined   01 02 03 04    01 02     264,200
------------------------------------------------------------------------------------------------------------------------------------
Tanger Factory Outlets         REIT    875465106      3,878       144,000   Shared-Defined   01 02 03 04    01 02     144,000
------------------------------------------------------------------------------------------------------------------------------------
Taubman Centers Inc.           REIT    876664103     91,579     2,686,400   Shared-Defined   01 02 03 04    01 02   2,686,400
------------------------------------------------------------------------------------------------------------------------------------
Trizec Properties Inc          REIT    89687P107     95,439     4,639,700   Shared-Defined   01 02 03 04    01 02   4,639,700
------------------------------------------------------------------------------------------------------------------------------------
United Dominion Realty         REIT    910197102     49,358     2,052,300   Shared-Defined   01 02 03 04    01 02   2,052,300
------------------------------------------------------------------------------------------------------------------------------------
Urstadt Biddle - Class A       REIT    917286205      1,961       113,200   Shared-Defined   01 02 03 04    01 02     113,200
------------------------------------------------------------------------------------------------------------------------------------
Ventas Inc.                    REIT    92276F100      6,040       200,000   Shared-Defined   01 02 03 04    01 02     200,000
------------------------------------------------------------------------------------------------------------------------------------
Vornado Realty Trust.          REIT    929042109    152,278     1,894,000   Shared-Defined   01 02 03 04    01 02   1,894,000
------------------------------------------------------------------------------------------------------------------------------------
Column Totals                                     5,191,984   131,622,502                                         131,622,502
------------------------------------------------------------------------------------------------------------------------------------